BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current	$ 1,381	$ 985
Non-current	17,163	12,128
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 18,544	$ 13,113